STATEMENTS OF CASH FLOWS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (22,252)	$ 15,763,981
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on treasury securities held in Trust Account		(3,939,359)
Unrealized loss (gain) on short term -investments held in Trust Account		(57,498)
Change in fair value of warrant liability		(14,304,338)
Warrant issuance expense		500,307
Changes in operating assets and liabilities:
Prepaid expenses		(268,921)
Accrued expenses	4,703	(4,703)
Income tax payable		783,546
Accounts payable	8,187	244,891
Accrued offering costs	364,557	(364,556)
Accrued franchise tax	8,187	185,303
Net cash used in operating activities	355,195	(1,461,347)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(246,330,000)
Net cash provided by (used in) investing activities		(246,330,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Units in IPO, net of underwriting fee		236,670,000
Proceeds from sale of private placement warrants		11,910,000
Payment of promissory note - related party	289,425	(289,425)
Deferred offering costs	(615,563)	(42,392)
Proceeds from issuance of Class B common stock to Sponsor	25,000
Net cash (used in) provided by financing activities	(301,138)	248,248,183
Net Change in Cash	54,057	456,836
Cash - Beginning	0	54,057
Cash - Ending	54,057	510,893
Non-Cash Investing and Financing Activities:
Initial fair value of Class A common stock subject to possible redemption		219,353,777
Remeasurement of Class A common stock subject to possible redemption		30,973,080
Deferred underwriter fee payable		9,660,000
Initial measurement of warrant liability		$ 14,904,213
Deferred offering costs included in accrued offering costs	364,557
Prepaid expenses paid by Sponsor in exchange for issuance of Class B common stock	$ 25,000